Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 60,382	$ 8,309	¥ 54,288
Restricted cash, current		360	50	985
Short-term investments		17,113	2,355	17,127
Accounts receivable, net of allowance of RMB46,756 and RMB45,625 as of December 31, 2023 and June 30, 2024, respectively		71,338	9,816	86,093
Prepaid expenses and other current assets, net		72,932	10,036	85,294
Total current assets		248,867	34,246	294,550
Non-current assets
Long-term investments		27,091	3,728	45,553
Property and equipment, net		48,754	6,709	54,507
Right-of-use assets, net		129,955	17,882	142,456
Intangible assets, net		2,538	349	2,852
Rental deposit		5,531	761	6,841
Other assets, non-current		31,189	4,292	40,000
Total non-current assets		245,058	33,721	292,209
TOTAL ASSETS		493,925	67,967	586,759
Current liabilities:
Accounts payable		174,110	23,958	202,184
Accrued expenses and other current liabilities		130,982	18,025	157,211
Deferred workspace membership fee		16,233	2,234	17,730
Contract liabilities		7,408	1,019	7,637
Income taxes payable		7,857	1,081	2,726
Deferred subsidy income		2,774	382	3,204
Lease liabilities, current		41,152	5,663	36,927
Total current liabilities		384,727	52,941	432,043
Non-current liabilities:
Refundable deposits from members, non-current		7,430	1,022	9,185
Lease liabilities, non-current		64,672	8,899	70,628
Warrant liabilities		1,561	215	5,383
Total non-current liabilities		73,663	10,136	85,196
TOTAL LIABILITIES		458,390	63,077	517,239
Commitments and contingencies (Note 16)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		4,594,846	632,272	4,573,515
Statutory reserves		6,449	887	6,449
Accumulated deficit		(4,590,970)	(631,738)	(4,540,848)
Accumulated other comprehensive income		23,756	3,269	22,754
Total Ucommune International Ltd shareholders’ equity		34,198	4,706	61,969
Noncontrolling interests		1,337	184	7,551
TOTAL EQUITY		35,535	4,890	69,520
TOTAL LIABILITIES AND EQUITY		493,925	67,967	586,759
Related Party
Current assets:
Amounts due from related parties, current		26,742	3,680	50,763
Current liabilities:
Amounts due to related parties, current		4,211	579	4,424
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	[1]	97	13	93
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	[1]	¥ 20	$ 3	¥ 6

[1]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.